LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

7.           LEASES

The Group has operating leases for office space, warehouses and servers and finance leases for vehicles as a lessee.

The Group’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have terms ranging from one to four years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Group’s operating lease ROU assets or operating lease liabilities since those options were not reasonably certain to be exercised. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligations. The Group’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance.

The components of lease costs were as follows:

	For the years ended December 31,
	2020	2021	2022
Operating lease costs	$4,846	$5,089	$5,434
Short-term lease costs	488	1,115	652
Financing lease costs:
Amortization of ROU assets	152	28	27
Interests	92	13	5
Total lease costs	$5,578	$6,245	$6,118

	For the years ended December 31,
Other information	2020	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$5,118	$5,132	$4,932
Operating cash flows from financing leases	991	44	43
Financing cash flows from financing leases	92	13	5
ROU assets obtained in exchange for new operating lease liabilities	$10,261	$4,655	$5,498
Weighted-average remaining lease term (in years):
Operating leases	3.47	3.13	2.30
Financing leases	3.72	2.72	1.72
Weighted-average discount rate:
Operating leases	4.92%	4.79%	3.90%
Financing leases	5.70%	5.70%	5.70%

For the year ended December 31, 2020, total costs on operating lease and short-term lease of $2,893, $705, and $1,736 were recorded in fulfillment, selling and marketing, and general and administrative, respectively.

For the year ended December 31, 2021, total costs on operating lease and short-term lease of $3,299, $1,042, and $1,863 were recorded in fulfillment, selling and marketing, and general and administrative, respectively.

For the year ended December 31, 2022, total costs on operating lease and short-term lease of $3,344, $1,288, and $1,454 were recorded in fulfillment, selling and marketing, and general and administrative, respectively.

Future minimum lease payments for operating and financing leases as of December 31, 2022 are as follows:

	Operating Leases	Finance Leases
2023	$5,379	$48
2024	5,055	34
2025	1,735	—
Total minimum lease payments	12,169	82
Less: Imputed interest	(600)	(4)
Total lease liability balance	$11,569	$78

Minimum payments related to leases not yet commenced as of December 31, 2022	$—	$—